Annual Operating Expenses {- Utilities Portfolio} - 02.28 Select Portfolios: Group 10 Utilities Sector PRO-09 - Utilities Portfolio - Utilities Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.76%